Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
5. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:	As of December 31,
	2019	2020
	US$	US$
Accrued payroll and welfare	651,470	4,656,854
Taxes payable	721,857	709,001
Others	203,203	782,631

Accrued Expenses and Other Current Liabilities	1,576,530	6,148,486